Cash and Cash Equivalents and Financial Investments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Cash and Cash Equivalents and Financial Investments and Hedge Derivative Financial Instruments [Abstract]
Cash and cash equivalents

Cash and cash equivalents of the Company and its subsidiaries are presented as follows:

	12/31/2021	12/31/2020
Cash and bank deposits
In local currency	317,907	285,306
In foreign currency	16,640	119,775
Financial investments considered cash equivalents
In local currency
Fixed-income securities	1,943,164	2,241,852
In foreign currency
Fixed-income securities	2,363	14,561
Total cash and cash equivalents	2,280,074	2,661,494

Financial investments

The financial investments which are not classified as cash and cash equivalents are presented as follows:

	12/31/2021	12/31/2020
Financial investments
In local currency
Fixed-income securities and funds	1,607,608	3,749,852
In foreign currency
Fixed-income securities and funds	103,239	1,278,940
Currency and interest rate hedging instruments (a)	472,552	981,874
Total financial investments	2,183,399	6,010,666
Current	1,804,122	5,033,258
Non-current	379,277	977,408

(a) Accumulated gains, net of income tax (see Note 33.i).